UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007


Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  2/9/08

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		37


Form 13F information table value total (x$1000): $36,554

List of other included managers:  zero

                                                         Artemis Investment Management
                                                                    FORM 13F
                                                                December 31, 2007
                                Title                      Value    Shares/   Sh/  Put/  Invstmt    Other
  Name of Issuer              of Class        Cusip      (x$1000)   Pm Amt    Pm   Call  Dscretn    Mgrs     Sole     Shared  None
  Advisory Board (The)            COM       00762W107     1,059   16,500.00   SH        Sole               16,500.00
  Aecom Technology Corp           COM       00766T100       943   33,000.00   SH        Sole               33,000.00
  American Medical Sys Hdg        COM       02744M108     1,084   75,000.00   SH        Sole               75,000.00
  American Reprographics          COM       029263100       834   50,600.00   SH        Sole               50,600.00
  Argon St                        COM       040149106       913   49,200.00   SH        Sole               49,200.00
  Bruker Biosciences Corp         COM       116794108     2,003  150,600.00   SH        Sole              150,600.00
  CRA International               COM       12618T105       794   16,683.00   SH        Sole               16,683.00
  Calgon Carbon Corp              COM       129603106       944   59,400.00   SH        Sole               59,400.00
  Cogent                          COM       19239Y108     1,175  105,400.00   SH        Sole              105,400.00
  DTS                             COM       23335C101       921   36,000.00   SH        Sole               36,000.00
  Dycom Industries                COM       267475101     1,476   55,400.00   SH        Sole               55,400.00
  Emeritus Corp                   COM       291005106       943   37,500.00   SH        Sole               37,500.00
  Greenfield Online               COM       395150105     1,033   70,700.00   SH        Sole               70,700.00
  ITC Holdings                    COM       465685105     1,484   26,300.00   SH        Sole               26,300.00
  Icon PLC ADR                    COM       45103T107     1,472   23,800.00   SH        Sole               23,800.00
  Iconix Brand Group Inc          COM       451055107       751   38,200.00   SH        Sole               38,200.00
  Innerworkings                   COM       45773Y105       540   31,300.00   SH        Sole               31,300.00
  Interactive Brokers Group       COM       45841N107     1,406   43,500.00   SH        Sole               43,500.00
  Interline Brands                COM       458743101       839   38,300.00   SH        Sole               38,300.00
  Jarden Corp.                    COM       471109108       735   31,150.00   SH        Sole               31,150.00
  Lincoln Educational             COM       533535100       842   57,200.00   SH        Sole               57,200.00
  LivePerson                      COM       538146101       757  141,800.00   SH        Sole              141,800.00
  Martha Stewart Living           COM       573083102     1,173  126,500.00   SH        Sole              126,500.00
  Omnimedia Inc.
  Nice Systems ADR                COM       653656108     1,308   38,100.00   SH        Sole               38,100.00
  Northwest Pipe                  COM       667746101     1,053   26,900.00   SH        Sole               26,900.00
  Nuance Communications           COM       67020Y100       583   31,200.00   SH        Sole               31,200.00
  Oil States International        COM       678026105       768   22,500.00   SH        Sole               22,500.00
  Omrix Pharmaceutical            COM       681989109       802   23,100.00   SH        Sole               23,100.00
  On Assignment                   COM       682159108       522   74,400.00   SH        Sole               74,400.00
  ProAssurance                    COM       74267C106     1,296   23,600.00   SH        Sole               23,600.00
  Quanta Services Inc.            COM       74762E102       689   26,273.00   SH        Sole               26,273.00
  Santarus                        COM       802817304       416  151,300.00   SH        Sole              151,300.00
  Signature Bank NY               COM       82669G104     1,006   29,800.00   SH        Sole               29,800.00
  Sun Healthcare Group            COM       866933401     1,204   70,100.00   SH        Sole               70,100.00
  United Natural Foods            COM       911163103     1,291   40,700.00   SH        Sole               40,700.00
  Universal Technical Institute   COM       913915104       649   38,200.00   SH        Sole               38,200.00
  World Fuel Services             COM       981475106       845   29,100.00   SH        Sole               29,100.00
  TOTAL PORTFOLIO
  REPORT SUMMARY                  37                     36,554




